Vessel in Operation - Additional Information (Detail) $ in Thousands	6 Months Ended
	Jun. 30, 2016 USD ($) Vessel m³	Jun. 30, 2015 USD ($)	Dec. 31, 2015 USD ($)
Property, Plant and Equipment [Line Items]
Payment for property plant and equipment	$ 1,141	$ 1,868
Insurance recovered on vessel	292
Property, plant and equipment, net	216		$ 279
Navigator Aries [Member]
Property, Plant and Equipment [Line Items]
Repair costs incurred on vessel	10,000
Insurance recovered on vessel	4,700
Insurance recoverable deductible amount	100
Navigator Aries [Member] | Hull & Machinery Insurance [Member]
Property, Plant and Equipment [Line Items]
Insurance recovered on vessel	$ 5,300
Contract Three [Member] | Gas Carrier [Member] | Ethylene Carrier [Member]
Property, Plant and Equipment [Line Items]
Capacity of vessels | m³	22,000
Payment for property plant and equipment	$ 44,000
Semi-refrigerated liquefied gas carriers, acquired | Vessel	2
Contract One And Three [Member] | Gas Carrier [Member] | Ethylene Carrier [Member]
Property, Plant and Equipment [Line Items]
Number of vessels to be constructed | Vessel	4
Collateralized Loan Obligations [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, net	$ 1,200,000